Fair Value of Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent) - Schedule of Investments Measured at Fair Value Based on NAV Per Share (Details) - EBP 001 - USD ($)
12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		$ 89,743,208	$ 74,981,619
Collective Investment Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at fair value		4,247,857	4,932,973
Unfunded Commitments		$ 0	$ 0
Redemption Frequency	[1]	Daily	Daily

[1]	Restrictions consist of 1) withdrawals prompted by certain events (e.g., layoffs, early retirement windows, spin-offs, sale of a division, facility closings, plan terminations, partial plan terminations, changes in laws or regulations), which may result getting paid less than book value balance, and 2) the Contracts prohibit from making a direct exchange from this fund to such competing funds. Instead, a person must first exchange to a non-competing fund for 90 days.